Summary of Significant Accounting Policies (Details) - Successor [Member] - shares	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Total	22,838,000	23,217
Stock Options [Member]
Total	985,000	1,627
Restricted Stock Units (RSUs) [Member]
Total	821,000	558
Warrant [Member]
Total	21,032,000	21,032